STOCK OPTION RESERVE (Details 3) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Weighted average exercise price	$ 6.84	$ 62.51
Weighted average remaining contractual life (in years)	9 years 10 months 24 days	9 years 1 month 6 days